Reserves for Future Policy Benefits and Claims Payable - Rollforward of Additional Liabilities, Closed Block Life (Details) - Closed Block Life - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of year	$ 1,159,000,000	$ 1,148,000,000
Effect of changes in cash flow assumptions	6,000,000	0
Effect of expected policyholder behavior	58,000,000	57,000,000
Issuances	0	0
Interest accrual	56,000,000	56,000,000
Net assessments collected	(107,000,000)	(102,000,000)
Effect of changes in interest rates	0	0
Balance, end of year	1,172,000,000	1,159,000,000
As Previously Reported
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of year	1,173,000,000	1,185,000,000
Balance, end of year	1,131,000,000	1,173,000,000
Adjustment for reversal of AOCI adjustments
Additional Liability, Long-Duration Insurance [Roll Forward]
Balance, beginning of year	14,000,000	37,000,000
Balance, end of year	$ (41,000,000)	$ 14,000,000